CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY

19.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY

The subsidiaries did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries” and the income or loss of the subsidiaries is presented as “Equity in (loss) gain of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2023.

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	December 31,	December 31,
	2024	2023
ASSETS
Current Assets
Cash and cash equivalents	$73,436	$96,182
Due from related parties	57,661	57,661
Other current assets	193,422	1,251
Total Current Assets	324,519	155,094

Investments in subsidiaries	—	4,411,762
Amounts due from subsidiaries	34,909,475	37,806,599
Total Assets	$35,233,994	$42,373,455

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accrued expenses and other liabilities	361,961	13,344
Deficits in investments in subsidiaries	20,048,275	—
Total Liabilities	20,410,236	13,344

Commitments and Contingencies

Shareholders’ Equity
Ordinary Share (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2024 and 2023, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Retained earnings	(22,560,644)	4,310,590
Accumulated other comprehensive loss	(4,194,747)	(3,529,628)
Total Shareholders’ Equity	14,823,758	42,360,111

Total Liabilities and Shareholders’ Equity	$35,233,994	$42,373,455

19.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY (CONTINUED)

Condensed statements of comprehensive loss

	For the Years Ended
	December 31,
	2024	2023	2022
Operating Expenses
General and administrative expenses	$(2,414,929)	$(736,646)	(769,017)

Loss from Operations	(2,414,929)	(736,646)	(769,017)

Equity in loss of subsidiaries	$(24,457,809)	$(1,110,118)	$(22,990,360)
Interest income	1,504	771	837
Changes in fair value of warrant liabilities	—	823	19,703
Net Loss Before Income Taxes	$(26,871,234)	$(1,845,170)	$(23,738,837)

Income tax expense	—	—	—

Net Loss	$(26,871,234)	$(1,845,170)	$(23,738,837)

Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(665,119)	(1,231,344)	(4,885,827)
Comprehensive Loss	$(27,536,353)	$(3,076,514)	$(28,624,664)

Condensed statements of cash flows

	For the Years Ended
	December 31,
	2024	2023	2022
Cash Flows from Operating Activities:
Net Cash Used in Operating Activities	$(2,257,594)	$(755,736)	$(706,913)

Cash Flows from Investing Activities:
Loans made to subsidiaries	—	—	(500,000)
Collection of loans from subsidiaries	—	503,854	—
Net Cash Provided by (Used in) Investing Activities	—	503,854	(500,000)

Cash Flows from Financing Activities:
Borrowings from subsidiaries	2,895,600	—	—
Net Cash Provided by Financing Activities	2,895,600	—	—

Effect of exchange rate changes on cash and cash equivalents	(660,752)	(30,923)	(21,907)

Net (decrease) increase in cash and cash equivalents	(22,746)	(282,805)	(1,228,820)
Cash and cash equivalents at beginning of year	96,182	378,987	1,607,807
Cash and cash equivalents at end of year	$73,436	$96,182	$378,987